Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Current assets
Cash and cash equivalents	$ 11,415,719	$ 3,923,058
Other receivables	146,378	35,825
Short-term investments (Note 3)	2,177,460	1,662,407
Prepaid expenses	177,922	39,940
Related parties (Note 4b)	405,315	286,488
Total current assets	14,322,794	5,947,718
Non-current assets
Intangible assets	91,940	97,372
Restricted cash	20,808	20,560
Right-of-use asset (Note 14e)	87,970	17,402
Total non-current assets	200,718	135,334
Total assets	14,523,512	6,083,052
Current liabilities
Accounts payable and accrued liabilities	713,629	682,163
Due to related parties (Note 4a)	97,801	60,232
Derivative warrant liabilities (Note 5)	2,135,753	2,369,195
Short-term portion of lease liabilities (Note 14e)	41,241	18,800
Convertible loans (Note 6)		1,760,066
Total current liabilities	2,988,424	4,890,456
Long-term lease liabilities	44,347
Total non-current liabilities	44,347
Total liabilities	3,032,771	4,890,456
Shareholders’ equity
Share capital and share premium (Note 7)	42,663,040	26,402,659
Warrants (Note 8)	459,341	459,341
Share-based payment reserve (Notes 9, 10)	2,171,570	2,231,570
Accumulated other comprehensive loss	(21,250)	(21,250)
Accumulated deficit	(33,781,960)	(27,879,724)
Total shareholders’ equity	11,490,741	1,192,596
Total liabilities and shareholders’ equity	$ 14,523,512	$ 6,083,052